Note 13 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Stock by Class [Table Text Block]
	Common Shares
	Number	Amount

Balance, December 31, 2024	45,268,672	$929,908